Severance Indemnities And Pension Plans [Text Block]	12 Months Ended
Mar. 31, 2013
Severance Indemnities And Pension Plans [Text Block]
13.	SEVERANCE INDEMNITIES AND PENSION PLANS

Defined Benefit Pension Plans

The MUFG Group has funded contributory and non-contributory defined benefit pension plans (“pension benefits”), which cover substantially all of its employees and provide for lifetime annuity payments commencing at age 65 based on eligible compensation at the time of severance, rank, years of service and other factors.

BTMU and certain domestic subsidiaries, MUSHD, Mitsubishi UFJ NICOS and some subsidiaries of MUFG have non-contributory Corporate Defined Benefit Pension plans (“CDBPs”) which provide benefits to all their domestic employees. MUTB has a contributory CDBP similar to these non-contributory CDBPs.

In December 2011, in accordance with the Defined Benefit Corporate Pension Plan Act, which permits each employer and employees’ pension fund plan to separate the substitutional portion of the employees’ pension fund from the rest of the fund and transfer the related obligation and assets to the Japanese government, MUTB obtained an approval from the Minister of Health, Labor and Welfare for an exemption from the obligation to pay benefits for future employee services related to the substitutional portion of the governmental welfare pension program. In January 2013, MUTB also obtained an approval for an exemption from the obligation to pay benefits for past employee services related to the substitutional portion. As of March 31, 2013, the benefit obligation for past employee services related to the substitutional portion and the related government-specified portion of the plan assets have not been transferred to the Japanese government. The guidance, which addresses the accounting for the transfer to the Japanese government of a substitutional portion of employee pension fund liabilities, requires employers to account for the entire separation process of a substitutional portion from an entire plan upon completion of the transfer of the substitutional portion of the benefit obligation for both the past and the future employee services and the related plan assets to the government in a single settlement transaction. In accordance with the guidance, no accounting for the transfer was recorded for the fiscal year ended March 31, 2012 and 2013.

In addition to the CDBPs, BTMU and MUTB had non-contributory closed Tax-Qualified Pension Plans (“closed TQPPs”), which were defined benefit pension plans that provide benefits to certain retired employees, excluding directors in Japan, based on eligible compensation at the time of severance, years of service and other factors. MUTB also had a contributory closed TQPP in addition to the non-contributory closed TQPPs. In March 2012, Tax-Qualified Pension Plans were abolished pursuant to the Amendment to the 2011 Tax Reform enacted in 2011. Prior to the abolishment, the contributory and non-contributory closed TQPPs held by BTMU and MUTB were integrated into their non-contributory CDBPs. The balances of projected benefit obligations and plan assets of the closed TQPPs were directly transferred with no impact on the MUFG Group’s financial position and results of operations.

The MUFG Group also offers qualified and nonqualified defined benefit pension plans in foreign offices and subsidiaries for their employees. The qualified plans are non-contributory defined pension plans, which provide benefits upon retirement based on years of service and average compensation and cover substantially all of the employees of such foreign offices and subsidiaries. With respect to the offices and subsidiaries in the United States of America, the qualified plans are funded on a current basis in compliance with the requirement of the Employee Retirement Income Security Act of the United States of America. The nonqualified plans are non-contributory defined benefit pension plans, under which certain employees earn pay and interest credits on compensation amounts above the maximum stipulated by applicable laws under the qualified plans.

Severance Indemnities Plans

The MUFG Group has severance indemnities plans (“SIPs”) under which their employees in Japan, other than those who are directors, are entitled, under most circumstances, upon mandatory retirement at normal retirement age or earlier termination of employment, to lump-sum severance indemnities based on eligible compensation at the time of severance, rank, years of service and other factors. Under SIPs, benefit payments in the form of a lump-sum cash payment with no option to receive annuity payments, upon mandatory retirement at normal retirement age or earlier termination of employment, are provided. When a benefit is paid in a single payment to a benefit payee under the plans, the payment represents final relief of the obligation.

Other Postretirement Plans

The MUFG Group’s foreign offices and subsidiaries, primarily in the United States of America, provide their employees with certain postretirement medical and life insurance benefits (“other benefits”).

Net periodic cost of pension benefits and other benefits for the fiscal years ended March 31, 2011, 2012 and 2013 include the following components:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2011	2012	2013	2011		2012		2013
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥39,713	¥39,709	¥38,840	¥6,092	¥909	¥6,328	¥968	¥8,098	¥1,114
Interest costs on projected benefit obligation	33,184	31,509	26,648	10,900	1,335	10,649	1,192	10,716	1,135
Expected return on plan assets	(56,105)	(55,336)	(48,106)	(16,220)	(1,086)	(14,216)	(1,106)	(14,169)	(1,030)
Amortization of net actuarial loss	15,600	29,424	42,496	1,386	516	6,221	514	8,030	715
Amortization of prior service cost	(10,576)	(11,534)	(12,309)	51	(61)	35	(57)	54	(59)
Amortization of net obligation at transition	—	—	—	—	115	—	105	—	105
Loss on settlements and curtailment	3,706	4,378	2,600	—	—	40	—	95	(3)

Net periodic benefit cost	¥25,522	¥38,150	¥50,169	¥2,209	¥1,728	¥9,057	¥1,616	¥12,824	¥1,977

The following table summarizes the assumptions used in computing the present value of the projected benefit obligations and the net periodic benefit cost:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2011	2012	2013	2011		2012		2013
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	2.05%	1.91%	1.55%	6.10%	6.04%	5.67%	5.36%	4.73%	4.70%
Discount rates in determining benefit obligation	1.91	1.55	1.25	5.67	5.36	4.73	4.70	4.25	4.01
Rates of increase in future compensation level for determining expense	3.06	3.23	3.31	4.72	—	4.67	—	4.60	—
Rates of increase in future compensation level for determining benefit obligation	3.23	3.31	3.07	4.67	—	4.60	—	4.58	—
Expected rates of return on plan assets	2.98	3.11	2.78	7.49	8.00	7.49	8.00	6.92	7.50

The following tables present the assumed health care cost trend rates for foreign offices and subsidiaries, which are used to measure the expected cost of benefits for the next year, and the effect of a one-percentage-point change in the assumed health care cost trend rate:

	UNBC		Other than UNBC
	2012(1)	2013(1)	2012(1)	2013(1)
Initial trend rate	8.90%	8.31%	7.50%	7.50%
Ultimate trend rate	5.00%	4.50%	4.50%	4.50%
Year the rate reaches the ultimate trend rate	2018	2021	2018	2017

	UNBC		Other than UNBC
	One-percentage- point increase	One-percentage- point decrease	One-percentage- point increase	One-percentage- point decrease
	(in millions)
Effect on total of service and interest cost components	¥359	¥(292)	¥79	¥(59)
Effect on postretirement benefit obligation	3,073	(2,584)	1,372	(1,046)

Note:

(1)	Fiscal years of UNBC and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2011 and 2012, respectively.

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2012 and 2013:

	Domestic subsidiaries						Foreign offices and subsidiaries
	2012			2013			2012		2013
	Non-contributory pension benefits and SIP	Contributory pension benefits		Non-contributory pension benefits and SIP	Contributory pension benefits		Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,328,152	¥381,457		¥1,383,933	¥389,264		¥195,080	¥23,653	¥225,361	¥24,701
Service cost	33,605	6,104		34,182	4,658		6,328	968	8,098	1,114
Interest cost	24,394	7,115		20,510	6,138		10,649	1,192	10,716	1,135
Plan participants’ contributions	—	726		—	—		13	420	14	450
Acquisitions/ Divestitures	(268)	—		8	—		—	—	—	—
Amendments	(27,159)	—		—	—		98	—	302	—
Actuarial loss	86,204	26,491		65,369	15,583		30,020	958	23,154	975
Benefits paid	(63,968)	(14,043)		(55,396)	(11,216)		(6,845)	(1,655)	(13,161)	(1,673)
Lump-sum payment	(15,613)	—		(15,445)	—		(754)	—	(440)	—
Translation adjustments and other	18,586 (1)	(18,586	)(1)	—	—		(9,228)	(835)	29,180	3,300

Benefit obligation at end of fiscal year	1,383,933	389,264		1,433,161	404,427		225,361	24,701	283,224	30,002

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,348,510	451,373		1,317,074	433,710		190,130	14,043	182,791	13,370
Actual return (loss) on plan assets	(18,132)	1,574		174,467	64,893		4,528	78	24,787	1,866
Employer contributions	28,135	16,645		26,314	15,635		2,835	1,128	14,807	1,144
Acquisitions/ Divestitures	(36)	—		(53)	—		—	—	—	—
Plan participants’ contributions	—	726		—	—		13	420	14	450
Benefits paid	(63,968)	(14,043)		(55,396)	(11,216)		(6,845)	(1,655)	(13,161)	(1,673)
Translation adjustments and other	22,565 (1)	(22,565	)(1)	—	(44,851	)(2)	(7,870)	(644)	23,843	3,028

Fair value of plan assets at end of fiscal year	1,317,074	433,710		1,462,406	458,171		182,791	13,370	233,081	18,185

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥17,969	¥44,446		¥60,279	¥53,744		¥3,175	¥—	¥3,850	¥—
Accrued benefit cost	(84,828)	—		(31,034)	—		(45,745)	(11,331)	(53,993)	(11,817)

Net amount recognized	¥(66,859)	¥44,446		¥29,245	¥53,744		¥(42,570)	¥(11,331)	¥(50,143)	¥(11,817)

Notes:

(1)	Represents a transfer from contributory closed TQPP to non-contributory CDBP in MUTB.
(2)	MUTB partially withdrew assets from employee retirement benefit trusts, amount of ¥44,851 million, which were established for the payment of employees’ pension benefits. The related plan remains in an overfunded status as of March 31, 2013. No gains or losses have been recognized as a consequence of this transaction.

The aggregated accumulated benefit obligations of these plans at March 31, 2012 and 2013 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2012	2013	2012	2013
	(in millions)
Aggregated accumulated benefit obligations	¥1,747,624	¥1,808,001	¥209,145	¥262,200

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2012 and 2013 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2012	2013	2012	2013
	(in millions)
Projected benefit obligations	¥1,332,424	¥96,622	¥209,930	¥264,204
Accumulated benefit obligations	1,308,177	89,166	193,899	243,268
Fair value of plan assets	1,247,873	65,601	164,314	210,793

BTMU, MUTB, MUSHD, Mitsubishi UFJ NICOS and other subsidiaries paid special lump-sum termination benefits which are not a part of pension plans to certain early-terminated employees. The amounts charged to operations for such early termination benefits for the fiscal years ended March 31, 2011, 2012 and 2013 were ¥17,098 million, ¥34,600 million and ¥11,234 million, respectively. The ¥34,600 million charged to operations for the fiscal year ended March 31, 2012 mainly consisted of ¥20,512 million related to MUSHD.

The following table presents the amounts recognized in Accumulated OCI of the MUFG Group at March 31, 2012 and 2013:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2012	2013	2012		2013
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥644,335	¥488,936	¥85,384	¥7,982	¥98,654	¥8,314
Prior service cost	(58,889)	(46,580)	127	(148)	386	(100)
Net obligation at transition	—	—	—	102	—	—

Gross pension liability adjustments	585,446	442,356	85,511	7,936	99,040	8,214
Taxes	(235,331)	(183,884)	(33,581)	(3,126)	(38,585)	(3,212)

Net pension liability adjustments	¥350,115	¥258,472	¥51,930	¥4,810	¥60,455	¥5,002

The following table presents OCI in the fiscal years ended March 31, 2012 and 2013:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2012	2013	2012		2013
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥184,611	¥(110,303)	¥40,553	¥2,093	¥11,326	¥141
Prior service cost arising during the year	(27,159)	—	(3)	(29)	270	—
Losses (gains) due to amortization:
Net actuarial loss	(29,424)	(42,496)	(6,221)	(514)	(8,030)	(715)
Prior service cost	11,534	12,309	(35)	57	(54)	59
Net obligation at transition	—	—	—	(105)	—	(105)
Curtailment and settlement	(4,378)	(2,600)	(40)	—	(95)	3
Foreign currency translation adjustments	—	—	(3,342)	(339)	10,112	895

Total changes in Accumulated other comprehensive income (loss)	¥135,184	¥(143,090)	¥30,912	¥1,163	¥13,529	¥278

The following table presents the expected amounts that will be amortized from Accumulated OCI as components of net periodic benefit cost, before taxes, for the fiscal year ending March 31, 2014:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥24,986	¥10,244	¥610
Prior service cost	(11,793)	40	(59)

Total	¥13,193	¥10,284	¥551

Investment policies

MUFG’s investment policy for plan assets is based on an asset liability matching strategy which is intended to maintain adequate liquidity for benefit payments and to achieve a stable increase in the plan assets in the medium and long term through proper risk control and return maximization. As a general rule, investment policies for plan assets are reviewed periodically for some plans and in the following situations for all plans: (1) large fluctuations in pension plan liabilities caused by modifications to pension plans, or (2) changes in the market environment. The plan assets allocation strategies are the principal determinant in achieving expected investment returns on the plan assets. Actual asset allocations may fluctuate within acceptable ranges due to market value variability. Plan assets are managed by a combination of internal and external asset management companies and are rebalanced when market fluctuations cause an asset category to fall outside of its strategic asset allocation range. Performance of each plan asset category is compared against established indices and similar plan asset groups to evaluate whether the risk associated with the portfolio is appropriate for the level of return.

The weighted-average target asset allocation of plan assets for the pension benefits and other benefits at March 31, 2013 was as follows:

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	37.8%	0.2%	—%
Japanese debt securities	40.0	—	—
Non-Japanese equity securities	11.8	56.6	70.0
Non-Japanese debt securities	4.8	30.5	30.0
Real estate	—	9.5	—
Short-term assets	5.6	3.2	—

Total	100.0%	100.0%	100.0%

Basis and procedure for estimating long-term return of each asset category

MUFG’s expected long-term rate of return on plan assets for domestic defined benefit pension plans and SIPs is based on a building-block methodology, which calculates the total long-term rate of return of the plan assets by aggregating the weighted rate of return derived from both long-term historical performance and forward-looking return expectations from each asset category.

MUFG has determined the expected long-term rate of return for each asset category as below:

•	Japanese equity securities: the rate for Japanese debt securities plus a premium for the risk associated with Japanese equity securities

•	Japanese debt securities: economic growth rate of Japan

•	Non-Japanese equity securities: the rate for non-Japanese debt securities plus a premium for the risk associated with non-Japanese equity securities

•	Non-Japanese debt securities: global economic growth rate

Foreign offices and subsidiaries periodically reconsider the expected long-term rate of return for their plan assets. They evaluate the investment return volatility of different asset categories and compare the liability structure of their pension and other benefits to those of other companies, while considering their funding policy to maintain a funded status sufficient to meet participants’ benefit obligations, and reduce long-term funding requirements and pension costs. Based on this information, foreign offices and subsidiaries update the expected long-term rate of return.

Cash flows

The MUFG Group expects to contribute to the plan assets for the fiscal year ending March 31, 2014 based upon its current funded status and expected asset return assumptions as follows:

For the pension benefits of domestic subsidiaries	¥42.4 billion
For the pension benefits of foreign offices and subsidiaries	36.1 billion
For the other benefits of foreign offices and subsidiaries	1.8 billion

Estimated future benefit payments

The following table presents benefit payments expected to be paid, which include the effect of expected future service for the fiscal years indicated:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2014	¥76,676	¥8,418	¥1,470
2015	79,121	9,236	1,548
2016	80,703	9,878	1,631
2017	81,475	10,605	1,725
2018	82,010	11,569	1,826
Thereafter (2019-2023)	406,746	73,374	10,408

Fair value measurement of the plan assets

The following is a description of the valuation methodologies used for plan assets measured at fair value as well as the classification of the plan assets pursuant to the fair value hierarchy described in Note 29.

Government bonds and other debt securities

When quoted market prices are available in an active market, the MUFG Group adopts the quoted market prices to measure the fair value of securities and such securities are classified in Level 1 of the fair value hierarchy. Level 1 securities include Japanese government bonds, most of non-Japanese government bonds and certain corporate bonds. When quoted market prices are available but not traded actively, such securities are classified in Level 2 of the fair value hierarchy. When quoted prices are not available, the MUFG Group generally estimates fair values by using non-binding prices obtained from independent pricing vendors. Such securities are generally classified in Level 2 of the fair value hierarchy. Level 2 securities include certain non-Japanese government bonds, official institutions bonds and corporate bonds. When there is lack of liquidity for securities or significant inputs adopted to the fair value measurements are unobservable, such securities are classified in Level 3 of the fair value hierarchy. Such Level 3 securities mainly consist of non-Japanese corporate bonds.

Marketable equity securities

When quoted market prices are available in an active market, the MUFG Group adopts the quoted market prices to measure the fair value of marketable equity securities and such securities are classified in Level 1 of the fair value hierarchy. When quoted market prices are available but not traded actively, such securities are classified in Level 2 of the fair value hierarchy.

Japanese pooled funds

Japanese pooled funds are investment fund vehicles designed for Japanese pension plan investments under Japanese pension trust fund regulations. Based upon the nature of the funds’ investments, Japanese pooled funds are categorized into four major fund types; Japanese marketable equity securities type, Japanese debt securities type, Non-Japanese marketable equity securities type and Non-Japanese debt securities type. The other types of funds invest in short-term financial instruments or loans receivable. Japanese pooled funds are generally readily redeemable at their net asset values. The fair values of Japanese pooled funds are measured at their net asset values and generally classified in Level 2 of the fair value hierarchy. Japanese pooled funds classified in Level 3 of the fair value hierarchy have underlying investments in non-Japanese debt securities and loans receivable whose fair values are measured by using significant unobservable inputs and there is inherent lack of the funds’ liquidity.

Other investment funds

Other investment funds include mutual funds, private investments funds, common collective funds, private equity funds and real estate funds. The listed investment funds or mutual funds are valued at quoted market prices and classified in Level 1 or Level 2 of the fair value hierarchy. When there is no available market quotation, the fair values are generally determined at net asset values. The funds for which the fair values are measured at their net asset value are classified either in Level 2 or Level 3 depending on the nature of any restrictions on the investor’s ability to redeem its investments at the measurement date or in the near future. Other investment funds classified in Level 3 of the fair value hierarchy mainly consist of certain private investment funds and real estate funds whose fair values are not measured at their net asset values but by using significant unobservable inputs and there is inherent lack of the funds’ liquidity.

Japanese general accounts of life insurance companies

These instruments are contracts with life insurance companies that guarantee return of a certain level of fixed income, which are mainly invested in assets with low market risk such as Japanese debt securities. They are measured at conversion value and classified in Level 2 in the fair value hierarchy.

Other investments

Other investments mainly consist of call loans and the rest consist of miscellaneous accounts such as deposits with banks and short term investments. These instruments are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on observability of the inputs to measure their fair values.

The following table presents the fair value of each major category of plan assets as of March 31, 2012 and 2013:

Pension benefits and SIP Investments:

At March 31, 2012	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥72,752	¥—	¥—	¥72,752	¥—	¥—	¥—	¥—
Non-Japanese government bonds	42,290	590	—	42,880	1,551	5,895	—	7,446
Other debt securities(1)	1,169	34,474	5,995	41,638	—	10,382	—	10,382
Japanese marketable equity securities(2)	546,179	14	—	546,193	—	—	—	—
Non-Japanese marketable equity securities	19,048	532	87	19,667	11,372	—	—	11,372
Japanese pooled funds:
Japanese marketable equity securities(2)	—	61,569	—	61,569	—	—	—	—
Japanese debt securities(1)	—	267,889	—	267,889	—	—	—	—
Non-Japanese marketable equity securities	—	164,195	—	164,195	—	—	—	—
Non-Japanese debt securities	—	75,554	5,807	81,361	—	—	—	—
Other	—	38,741	2,501	41,242	—	—	—	—

Total pooled funds	—	607,948	8,308	616,256	—	—	—	—

Other investment funds	—	92,731	41,097	133,828	74,530	65,582	12,282	152,394	(4)
Japanese general account of life insurance companies(3)	—	166,184	—	166,184	—	—	—	—
Other investments	2,420	108,966	—	111,386	68	785	344	1,197

Total	¥683,858	¥1,011,439	¥55,487	¥1,750,784	¥87,521	¥82,644	¥12,626	¥182,791

At March 31, 2013	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥76,763	¥—	¥—	¥76,763	¥—	¥—	¥—	¥—
Non-Japanese government bonds	13,898	2,761	—	16,659	—	7,600	—	7,600
Other debt securities(1)	151	18,517	6,134	24,802	—	33,315	—	33,315
Japanese marketable equity securities(2)	661,832	148	—	661,980	—	—	—	—
Non-Japanese marketable equity securities	19,386	207	—	19,593	13,720	—	—	13,720
Japanese pooled funds:
Japanese marketable equity securities(2)	—	46,175	—	46,175	—	—	—	—
Japanese debt securities(1)	—	403,006	—	403,006	—	—	—	—
Non-Japanese marketable equity securities	—	190,367	—	190,367	—	—	—	—
Non-Japanese debt securities	—	65,087	6,846	71,933	—	—	—	—
Other	—	17,623	—	17,623	—	—	—	—

Total pooled funds	—	722,258	6,846	729,104	—	—	—	—

Other investment funds	—	98,520	48,631	147,151	91,582	65,068	14,486	171,136	(4)
Japanese general account of life insurance companies(3)	—	163,503	—	163,503	—	—	—	—
Other investments	1,636	79,386	—	81,022	839	4,488	1,983	7,310

Total	¥773,666	¥1,085,300	¥61,611	¥1,920,577	¥106,141	¥110,471	¥16,469	¥233,081

Notes:

(1)	These debt securities include debt securities issued by the MUFG Group in the amount of ¥828 million (0.05% of plan assets) and ¥471 million (0.02% of plan assets) to the pension benefits and SIPs at March 31, 2012 and 2013, respectively.
(2)	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of ¥5,152 million (0.29% of plan assets) and ¥6,864 million (0.32% of plan assets) to the pension benefits and SIPs at March 31, 2012 and 2013, respectively.
(3)	“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.17% from April 1, 2011 to March 31, 2012 and 1.17% from April 1, 2012 to March 31, 2013.
(4)	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥69,643 million of mutual funds and ¥20,706 million of common collective funds, and of ¥87,243 million of mutual funds and ¥13,531 million of real estate funds, which were held by UNBC at December 31, 2011 and 2012, respectively.

Other post retirement plan investments:

	Foreign offices and subsidiaries
	March 31, 2012				March 31, 2013
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Other debt securities	¥—	¥—	¥—	¥—	¥—	¥3,619	¥—	¥3,619
Other investment funds(1)	7,491	5,879	—	13,370	8,901	—	—	8,901
Other investments	—	—	—	—	—	5,665	—	5,665

Total	¥7,491	¥5,879	¥—	¥13,370	¥8,901	¥9,284	¥—	¥18,185

Note:

(1)	Other investment funds mainly consist of mutual funds and common collective funds.

The following tables present a reconciliation of plan assets measured at fair value using significant unobservable inputs (Level 3) during the fiscal years ended March 31, 2012 and 2013:

Pension benefits and SIP Investments:

	Domestic subsidiaries
Assets category	March 31, 2011	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2012
	(in millions)
Other debt securities	¥6,356	¥45	¥298	¥(637)	¥108	¥(175)	¥5,995
Non-Japanese marketable equity securities	93	—	(6)	—	—	—	87
Japanese pooled funds:
Non-Japanese debt securities	6,313	12	444	(962)	—	—	5,807
Other	2,501	—	—	—	—	—	2,501

Total pooled funds	8,814	12	444	(962)	—	—	8,308

Other investment funds	37,694	1	917	2,073	412	—	41,097

Other investments	—	7	(1)	(72)	66	—	—

Total	¥52,957	¥65	¥1,652	¥402	¥586	¥(175)	¥55,487

	Foreign offices and subsidiaries
Assets category	March 31, 2011	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2012
	(in millions)
Other investment funds	¥9,982	¥—	¥577	¥1,723	¥—	¥—	¥12,282
Other investments	356	—	(35)	23	—	—	344

Total	¥10,338	¥—	¥542	¥1,746	¥—	¥—	¥12,626

	Domestic subsidiaries
Assets category	March 31, 2012	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2013
	(in millions)
Other debt securities	¥5,995	¥18	¥409	¥(248)	¥—	¥(40)	¥6,134
Non-Japanese marketable equity securities	87	30	—	(117)	—	—	—
Japanese pooled funds:
Non-Japanese debt securities	5,807	—	1,042	(3)	—	—	6,846
Other	2,501	—	—	—	—	(2,501)	—

Total pooled funds	8,308	—	1,042	(3)	—	(2,501)	6,846

Other investment funds	41,097	(389)	3,997	(4,503)	8,429	—	48,631

Total	¥55,487	¥(341)	¥5,448	¥(4,871)	¥8,429	¥(2,541)	¥61,611

	Foreign offices and subsidiaries
Assets category	March 31, 2012	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2013
	(in millions)
Other investment funds	¥12,282	¥—	¥1,075	¥1,129	¥—	¥—	¥14,486
Other investments	344	—	1,208	431	—	—	1,983

Total	¥12,626	¥—	¥2,283	¥1,560	¥—	¥—	¥16,469

Defined Contribution Plans

The MUFG Group maintains several qualified defined contribution plans in its domestic and foreign offices and subsidiaries, all of which are administered in accordance with applicable local laws and regulations. Each office and subsidiary matches eligible employee contributions up to a certain percentage of benefits-eligible compensation per pay period, subject to plan and legal limits. Terms of the plan, including matching percentage and vesting periods, are individually determined by each office and subsidiary.

The cost of these defined contribution plans charged to operations for the fiscal years ended March 31, 2011, 2012 and 2013 were ¥5,525 million, ¥5,775 million and ¥6,396 million, respectively.